Dow 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	10.55%	11.57%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.66%	10.46%	14.71%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.85%	9.43%	13.38%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.12%	7.81%	11.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	10.20%	15.00%